VARIABLE INTEREST ENTITIES ("VIEs") - Narrative (Details) $ in Thousands	1 Months Ended	6 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Apr. 30, 2022 shares vessel	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2022 USD ($)	Dec. 31, 2021	Feb. 17, 2022 USD ($)
Variable Interest Entity [Line Items]
Non-controlling interest, deconsolidation of VIEs		$ 115,412
Vessels disposal group | Golar LNG Limited
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transactions disposed | vessel	7
Number of vessels in sale and leaseback transactions repurchased prior to disposal | shares	5
Line of credit
Variable Interest Entity [Line Items]
Debt instrument, face amount			$ 1,125,000	$ 1,125,000
Secured debt | Line of credit | Senior Secured Sustainability Term Loan
Variable Interest Entity [Line Items]
Debt instrument, face amount						$ 570,000
Variable interest entity
Variable Interest Entity [Line Items]
Number of vessels assumed in sale and leaseback transaction | vessel	2		2
Non-controlling interest, deconsolidation of VIEs				$ 115,400
Variable interest entity | Minimum
Variable Interest Entity [Line Items]
Lease duration					7 years
Variable interest entity | Maximum
Variable Interest Entity [Line Items]
Lease duration					10 years